GOODWILL AND INTANGIBLE ASSETS - Narrative (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 4,100,000	$ 3,500,000	$ 14,200,000	$ 8,000,000.0
Goodwill accumulated impairment loss	$ 0		$ 0	$ 0